Employee Benefit Plans - Sources of Change in Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sources of change in other comprehensive income (loss)
Net actuarial gain (loss) arising during the period		$ (55)	$ (150)	$ 19
Amortization of (gain) loss included in income		146	279	247
Net actuarial gain, Before-tax		91	129	266
Prior service (cost) credit arising during the period		0	(7)	2
Amortization of prior service cost (credit) included in net loss		(35)	(40)	(38)
Net change during the period		(35)	(47)	$ (36)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Sources of change in other comprehensive income (loss)
Net actuarial gain (loss) arising during the period		(27)	10
Amortization of (gain) loss included in income	[1]	(2)	(1)
Net actuarial gain, Before-tax		(29)	9
Prior service (cost) credit arising during the period		0	0
Amortization of prior service cost (credit) included in net loss		(33)	(35)
Net change during the period		(33)	(35)
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year [Abstract]
Unrecognized net actuarial loss (gain)		1
Unrecognized prior service cost (credit)		(31)
Pension Plans Defined Benefit [Member] | U.S.
Sources of change in other comprehensive income (loss)
Net actuarial gain (loss) arising during the period		(79)	(177)
Amortization of (gain) loss included in income	[1]	116	249
Net actuarial gain, Before-tax		37	72
Prior service (cost) credit arising during the period		0	0
Amortization of prior service cost (credit) included in net loss		0	0
Net change during the period		0	0
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year [Abstract]
Unrecognized net actuarial loss (gain)		50
Unrecognized prior service cost (credit)		0
Pension Plans Defined Benefit [Member] | Foreign Plan [Member]
Sources of change in other comprehensive income (loss)
Net actuarial gain (loss) arising during the period		51	17
Amortization of (gain) loss included in income	[1]	32	31
Net actuarial gain, Before-tax		83	48
Prior service (cost) credit arising during the period		0	(7)
Amortization of prior service cost (credit) included in net loss		(2)	(5)
Net change during the period		(2)	$ (12)
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year [Abstract]
Unrecognized net actuarial loss (gain)		23
Unrecognized prior service cost (credit)		$ (2)

[1]	*Includes settlement losses recognized in 2019 and 2018.